Employee compensation	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Employee compensation	Employee compensation
Our employee compensation expense includes salaries and wages, employee future benefits, bonuses and termination costs, but excludes restructuring charges. Total compensation expense for the year ended December 31, 2023 was $989 million (2022 - $1,133 million).
Key management includes directors and officers, and their compensation expense and balance sheet date payables are as follows:

	2023	2022
Expense
Salary and short-term employee benefits	$8	$13
Retirement benefits	2	2
Equity-based compensation[1]	19	4
	$29	$19
1.Amounts do not necessarily represent the actual value which will ultimately be paid.

	2023	2022
Payables and accrued liabilities
Compensation	$—	$6
Equity-based compensation[1]	39	35
	$39	$41
1.Amounts do not necessarily represent the actual value which will ultimately be paid.